UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580

(Investment Company Act file number)

Cortina Funds, Inc.

(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

(414) 225-7365

(Registrant's telephone number)

Lori Hoch

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: January 1 – March 31, 2018

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP GROWTH FUND	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (99.02%)
Consumer Discretionary (12.90%)
Camping World Holdings, Inc., Class A	4,297	$138,578
Cavco Industries, Inc.(a)	1,476	256,455
Chegg, Inc.(a)	13,687	282,774
Chuy's Holdings, Inc.(a)	9,048	237,058
Conn's, Inc.(a)	4,007	136,238
Cooper-Standard Holding, Inc.(a)	2,193	269,322
Five Below, Inc.(a)	3,242	237,768
IMAX Corp.(a)	9,084	174,413
Installed Building Products, Inc.(a)	1,883	113,074
MarineMax, Inc.(a)	13,959	271,503
Ollie's Bargain Outlet Holdings, Inc.(a)	8,078	487,103
Red Robin Gourmet Burgers, Inc.(a)	4,416	256,128
Universal Electronics, Inc.(a)	4,820	250,881
Wingstop, Inc.	8,161	385,444
		3,496,739
Energy (4.45%)
Abraxas Petroleum Corp.(a)	95,208	211,362
Mammoth Energy Services, Inc.(a)	9,830	315,150
Matador Resources Co.(a)	4,159	124,396
ProPetro Holding Corp.(a)	12,519	198,927
Ring Energy, Inc.(a)	11,607	166,560
SRC Energy, Inc.(a)	19,972	188,336
		1,204,731
Financials (5.51%)
Financial Engines, Inc.	5,531	193,585
Green Dot Corp., Class A(a)	4,907	314,833
Independent Bank Group, Inc.	4,552	321,826
Pinnacle Financial Partners, Inc.	4,028	258,598
Seacoast Banking Corp. of Florida(a)	9,629	254,880
Sterling Bancorp Inc.	11,124	150,285
		1,494,007
Health Care (27.14%)(b)
Amphastar Pharmaceuticals, Inc.(a)	10,453	195,994
ANI Pharmaceuticals, Inc.(a)	3,395	197,657
AtriCure, Inc.(a)	16,946	347,732
AxoGen, Inc.(a)	7,166	261,559
BioTelemetry, Inc.(a)	7,935	246,382
Bovie Medical Corp.(a)	25,662	76,216
Cardiovascular Systems, Inc.(a)	11,611	254,629
Chembio Diagnostics, Inc.(a)	21,398	171,184
Codexis, Inc.(a)	21,056	231,616
Collegium Pharmaceutical Inc(a)	10,645	271,980
Cutera, Inc.(a)	6,775	340,444
Diplomat Pharmacy, Inc.(a)	13,165	265,275
Evolent Health, Inc., Class A(a)	18,334	261,259
Glaukos Corp.(a)	7,435	229,221
HealthEquity, Inc.(a)	3,913	236,893
K2M Group Holdings, Inc.(a)	19,843	376,025
Ligand Pharmaceuticals, Inc.(a)	1,264	208,762
Neogen Corp.(a)	4,033	270,170
NeoGenomics, Inc.(a)	29,468	240,459
Neos Therapeutics, Inc.(a)	25,216	209,293
Nevro Corp.(a)	3,004	260,357

	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Novocure, Ltd.(a)	16,231	$353,836
OrthoPediatrics Corp.(a)	8,128	122,408
Oxford Immunotec Global PLC(a)	20,902	260,230
Pacira Pharmaceuticals, Inc.(a)	6,890	214,623
Repligen Corp.(a)	5,342	193,273
STAAR Surgical Co.(a)	16,196	239,701
Supernus Pharmaceuticals, Inc.(a)	5,852	268,021
Tactile Systems Technology, Inc.(a)	11,348	360,866
Vanda Pharmaceuticals, Inc.(a)	11,262	189,765
		7,355,830
Industrials (17.82%)
Air Transport Services Group, Inc.(a)	12,203	284,574
Albany International Corp., Class A	4,045	253,622
Astec Industries, Inc.	5,341	294,716
Atlas Air Worldwide Holdings, Inc.(a)	4,679	282,846
Axon Enterprise, Inc.(a)	10,771	423,408
Barnes Group, Inc.	4,255	254,832
Chart Industries, Inc.(a)	3,542	209,084
Commercial Vehicle Group, Inc.(a)	10,946	84,832
Daseke, Inc.(a)	13,289	130,099
Dycom Industries, Inc.(a)	2,356	253,576
Granite Construction, Inc.	4,239	236,791
Kforce, Inc.	5,181	140,146
Kratos Defense & Security Solutions, Inc.(a)	19,394	199,564
Manitex International, Inc.(a)	22,962	262,456
Meritor, Inc.(a)	5,462	112,299
Saia, Inc.(a)	4,047	304,132
Spartan Motors, Inc.	17,987	309,376
Spirit Airlines, Inc.(a)	4,436	167,592
Titan International, Inc.	17,941	226,236
TPI Composites, Inc.(a)	6,784	152,301
Werner Enterprises, Inc.	2,826	103,149
Westport Fuel Systems, Inc.(a)	65,249	142,895
		4,828,526
Information Technology (28.86%)(b)
2U, Inc.(a)	2,848	239,317
Amber Road, Inc.(a)	23,050	205,145
Appian Corp.(a)	4,263	107,342
Asure Software, Inc.(a)	7,269	88,973
Bottomline Technologies de, Inc.(a)	7,609	294,849
Box, Inc., Class A(a)	13,545	278,350
CEVA, Inc.(a)	1,304	47,205
ChannelAdvisor Corp.(a)	22,148	201,547
Cloudera, Inc.(a)	17,387	375,212
Cray, Inc.(a)	16,003	331,262
Five9, Inc.(a)	8,039	239,482
FormFactor, Inc.(a)	19,434	265,274
Hortonworks, Inc.(a)	13,995	285,078
Infinera Corp.(a)	29,562	321,043
Inphi Corp.(a)	7,287	219,339
Internap Corp.(a)	14,602	160,622
Limelight Networks, Inc.(a)	93,002	382,238
LivePerson, Inc.(a)	28,407	464,454
MaxLinear, Inc., Class A(a)	8,920	202,930
Mellanox Technologies, Ltd.(a)	3,764	274,207
Mimecast, Ltd.(a)	6,080	215,414
Model N, Inc.(a)	11,428	206,275
Photronics, Inc.(a)	16,686	137,660

	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Quantenna Communications, Inc.(a)	20,844	$285,563
Rapid7, Inc.(a)	14,467	369,921
RingCentral, Inc., Class A(a)	3,952	250,952
Sailpoint Technologies Holding(a)	11,026	228,128
Silicon Motion Technology Corp., ADR	3,480	167,458
Truecar, Inc.(a)	13,966	132,118
Twilio, Inc., Class A(a)	6,621	252,790
USA Technologies, Inc.(a)	31,033	279,297
Varonis Systems, Inc.(a)	5,174	313,027
		7,822,472
Materials (1.05%)
LSB Industries, Inc.(a)	4,276	26,212
Summit Materials, Inc., Class A(a)	8,563	259,287
		285,499
Telecommunication Services (1.29%)
Boingo Wireless, Inc.(a)	14,060	348,266

TOTAL COMMON STOCKS
(COST $20,410,297)		26,836,070

TOTAL INVESTMENTS (99.02%)
(COST $20,410,297)		26,836,070

OTHER ASSETS IN EXCESS OF LIABILITIES (0.98%)		266,272

NET ASSETS 100.00%		$27,102,342

(a)	Non Income Producing Security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP VALUE FUND	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (97.05%)
Consumer Discretionary (14.15%)
Adtalem Global Education, Inc.(a)	17,028	$809,682
Caleres, Inc.	16,853	566,261
Career Education Corp.(a)	58,593	769,912
Eldorado Resorts, Inc.(a)	22,308	736,164
M/I Homes, Inc.(a)	23,413	745,704
Modine Manufacturing Co.(a)	29,255	618,743
New Home Co., Inc.(a)	25,809	285,964
Tenneco, Inc.	11,822	648,673
TRI Pointe Group, Inc.(a)	38,875	638,716
Williams-Sonoma, Inc.	14,466	763,226
		6,583,045
Consumer Staples (3.70%)
Andersons, Inc.	20,336	673,122
TreeHouse Foods, Inc.(a)	27,394	1,048,368
		1,721,490
Energy (4.10%)
Eclipse Resources Corp.(a)	108,847	156,740
Gulfport Energy Corp(a)	28,361	273,683
Matador Resources Co.(a)	20,640	617,342
Oil States International, Inc.(a)	19,055	499,241
Patterson-UTI Energy, Inc.	20,723	362,860
		1,909,866
Financials (26.65%)(b)
BancorpSouth, Inc.	29,642	942,616
Capitol Federal Financial, Inc.	42,533	525,283
Cbtx Inc	20,520	604,109
ConnectOne Bancorp, Inc.	40,330	1,161,504
Enterprise Financial Services Corp.	21,552	1,010,789
James River Group Holdings, Ltd.	22,750	806,942
Live Oak Bancshares, Inc.	39,455	1,096,849
Meridian Bancorp, Inc.	55,009	1,108,431
Pinnacle Financial Partners, Inc.	15,369	986,690
Provident Financial Services, Inc.	23,211	593,969
TriState Capital Holdings, Inc.(a)	36,967	859,483
Waterstone Financial, Inc.	41,538	718,607
Western Alliance Bancorp(a)	17,652	1,025,758
Wintrust Financial Corp.	11,100	955,155
		12,396,185
Health Care (6.93%)
Allscripts Healthcare Solutions, Inc.(a)	76,395	943,478
Endologix, Inc.(a)	96,519	408,275
Magellan Health, Inc.(a)	5,704	610,899
Pacira Pharmaceuticals, Inc.(a)	22,741	708,382
Prestige Brands Holdings, Inc.(a)	16,420	553,683
		3,224,717
Industrials (11.63%)
Astronics Corp.(a)	17,009	634,436
Atkore International Group, Inc.(a)	40,699	807,875
Forward Air Corp.	10,900	576,174
Generac Holdings, Inc.(a)	13,766	631,997
Harsco Corp.(a)	47,776	986,574
Knoll, Inc.	39,113	789,691
REV Group, Inc.	24,897	516,862

	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Safe Bulkers, Inc.(a)	146,669	$464,941
		5,408,550
Information Technology (10.74%)
ACI Worldwide, Inc.(a)	39,363	933,691
Ambarella, Inc.(a)	6,284	307,853
BlackBerry, Ltd.(a)	81,490	937,135
Dolby Laboratories, Inc., Class A	11,720	744,923
Etsy, Inc.(a)	37,778	1,060,051
Teradata Corp.(a)	25,496	1,011,426
		4,995,079
Materials (5.12%)
AdvanSix, Inc.(a)	15,176	527,821
Commercial Metals Co.	25,661	525,024
Graphic Packaging Holding Co.	36,488	560,091
Owens-Illinois, Inc.(a)	35,558	770,186
		2,383,122
Real Estate (7.88%)
Americold Realty Trust, REIT	30,666	585,107
Brixmor Property Group, Inc., REIT	38,458	586,484
Four Corners Property Trust, Inc., REIT	37,429	864,236
Gramercy Property Trust, Inc., REIT	36,593	795,166
Physicians Realty Trust, REIT	53,770	837,199
		3,668,192
Utilities (6.15%)
Chesapeake Utilities Corp.	10,788	758,936
Connecticut Water Service, Inc.	4,275	258,766
Middlesex Water Co.	13,222	485,247
Ormat Technologies, Inc.	17,894	1,008,864
Portland General Electric Co.	8,596	348,224
		2,860,037

TOTAL COMMON STOCKS
(COST $39,796,211)		45,150,283

TOTAL INVESTMENTS (97.05%)
(COST $39,796,211)		45,150,283

OTHER ASSETS IN EXCESS OF LIABILITIES (2.95%)		1,372,173

NET ASSETS 100.00%		$46,522,456

(a)	Non Income Producing Security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

See Notes to Quarterly Schedule of Investments.

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

March 31, 2018 (Unaudited)

1. ORGANIZATION

Cortina Funds, Inc. (the “Corporation”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on April 27, 2004 as a Wisconsin corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”).

The Cortina Small Cap Growth Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011, is a diversified portfolio with an investment objective to seek growth of capital. The Cortina Small Cap Value Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011 and the sale of Investor Class Shares on April 30, 2014, is a diversified portfolio with an investment objective to seek long-term capital appreciation.

Shares of each Fund are designated as Institutional Shares or Investor Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permit the Corporation’s Board of Directors (the “Board”) to create additional funds and share classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Use of Estimates — The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board. Securities with maturities of sixty (60) days or less are valued at amortized cost as Level 1 or 2 within the hierarchy.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretions of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Cash — The Fund considers its investment in a FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2	—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of March 31, 2018:

Cortina Small Cap Growth Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$26,836,070	$–	$–	$26,836,070
Total	$26,836,070	$–	$–	$26,836,070

Cortina Small Cap Value Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$45,150,283	$–	$–	$45,150,283
Total	$45,150,283	$–	$–	$45,150,283

*	See Schedule of Investments for sector classification

For the period ended March 31, 2018, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2018. It is the Funds’ policy to recognize transfers at the end of the reporting period.

For the period ended March 31, 2018, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ Jennifer L. Hanson
Jennifer L. Hanson, President
(Principal Executive Officer)
Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jennifer L. Hanson
Jennifer L. Hanson, President
(Principal Executive Officer)
Date:	May 23, 2018

By:	/s/ Eric Conner
Eric Conner, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	May 23, 2018